Comprehensive Income and Loss (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	$ 5,640,896	$ 9,142,980	$ 6,309,575	$ 8,867,336